INTEREST EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest expenses [Abstract]
Interest on bank loans	$ 6,231	$ 7,128	$ 4,436
Interest on non-bank loan	1,808	2,797	0
Amortisation of upfront fees on bank loans	1,263	1,831	379
Other finance cost	1,095	870	47
Interest on lease liabilities	1,901	2,480	3,190
Interest Expense	$ 12,298	$ 15,106	$ 8,052